Stock Options (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Total stock-based compensation expenses	$ 5,490	$ 481
Cost Of Sales [Member]
Total stock-based compensation expenses	634	0
Research and Development Expense [Member]
Total stock-based compensation expenses	900	0
Selling, General and Administrative Expenses [Member]
Total stock-based compensation expenses	$ 3,956	$ 481